LVIP BlackRock Real Estate Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.93%
Australia–4.93%
Goodman Group	95,665	$2,446,445
GPT Group	309,953	1,067,145
Lendlease Corp. Ltd.	307,919	1,511,447
National Storage REIT	2,350,620	4,144,009
†NEXTDC Ltd.	217,964	2,637,065
Region RE Ltd.	1,523,474	2,411,952
		14,218,063
Belgium–0.78%
VGP NV	21,910	2,243,797
		2,243,797
Canada–1.16%
Choice Properties Real Estate Investment Trust	300,120	3,357,474
		3,357,474
France–1.72%
†Unibail-Rodamco -Westfield	56,642	4,955,809
		4,955,809
Germany–2.31%
Vonovia SE	182,929	6,664,722
		6,664,722
Hong Kong–5.57%
CK Asset Holdings Ltd.	527,500	2,320,665
Link REIT	1,346,260	6,797,237
Sun Hung Kai Properties Ltd.	398,000	4,379,927
Wharf Real Estate Investment Co. Ltd.	729,046	2,579,001
		16,076,830
Japan–9.09%
Daiwa House REIT Investment Corp.	1,194	1,956,424
Invincible Investment Corp.	5,370	2,320,244
Japan Airport Terminal Co. Ltd.	41,500	1,487,907
Japan Hotel REIT Investment Corp.	6,041	3,005,263
Katitas Co. Ltd.	126,500	1,752,385
KDX Realty Investment Corp.	1,953	2,054,574
Mitsubishi Estate Co. Ltd.	434,800	6,832,463
Mitsui Fudosan Logistics Park, Inc.	908	2,681,830
Orix JREIT, Inc.	2,002	2,139,553
Tokyu Fudosan Holdings Corp.	291,700	2,001,156
		26,231,799
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.87%
CapitaLand Investment Ltd.	1,036,500	$2,516,148
		2,516,148
Spain–1.80%
†Cellnex Telecom SA	36,352	1,474,148
Merlin Properties Socimi SA	295,177	3,735,910
		5,210,058
Sweden–1.55%
†Castellum AB	143,303	2,100,332
Sagax AB Class B	83,342	2,373,263
		4,473,595
Switzerland–0.95%
Swiss Prime Site AG	24,493	2,744,918
		2,744,918
United Kingdom–4.32%
Big Yellow Group PLC	113,353	1,921,620
Land Securities Group PLC	273,557	2,380,916
Tritax Big Box REIT PLC	2,392,370	5,088,781
UNITE Group PLC	245,229	3,081,874
		12,473,191
United States–63.88%
Agree Realty Corp.	102,854	7,747,992
Alexandria Real Estate Equities, Inc.	5,687	675,331
AvalonBay Communities, Inc.	48,102	10,834,976
BXP, Inc.	41,403	3,331,285
†CBRE Group, Inc. Class A	17,435	2,170,309
Cousins Properties, Inc.	77,171	2,275,001
CubeSmart	90,673	4,880,928
Digital Realty Trust, Inc.	24,766	4,007,882
EastGroup Properties, Inc.	26,661	4,980,808
EPR Properties	101,235	4,964,564
Equinix, Inc.	19,146	16,994,564
Essential Properties Realty Trust, Inc.	138,787	4,739,576
Extra Space Storage, Inc.	58,513	10,543,457
Federal Realty Investment Trust	49,719	5,716,193
Healthpeak Properties, Inc.	189,101	4,324,740
Host Hotels & Resorts, Inc.	25,820	454,432
Invitation Homes, Inc.	142,832	5,036,256
Lineage, Inc.	45,645	3,577,655
Mid-America Apartment Communities, Inc.	50,458	8,017,776
Omega Healthcare Investors, Inc.	108,954	4,434,428
LVIP BlackRock Real Estate Fund–1

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Prologis, Inc.	102,409	$12,932,209
Regency Centers Corp.	124,772	9,012,282
Rexford Industrial Realty, Inc.	72,726	3,658,845
Ryman Hospitality Properties, Inc.	47,256	5,067,733
SBA Communications Corp.	13,777	3,316,124
Simon Property Group, Inc.	31,122	5,260,240
STAG Industrial, Inc.	99,817	3,901,847
Sun Communities, Inc.	40,317	5,448,843
Ventas, Inc.	109,662	7,032,624
Vertiv Holdings Co. Class A	16,612	1,652,728
VICI Properties, Inc.	236,718	7,885,077
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Welltower, Inc.	74,210	$9,501,106
		184,377,811
Total Common Stock (Cost $212,327,365)		285,544,215

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	665,955	665,955
Total Money Market Fund (Cost $665,955)		665,955

TOTAL INVESTMENTS–99.16% (Cost $212,993,320)	286,210,170
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	2,411,887
NET ASSETS APPLICABLE TO 34,886,459 SHARES OUTSTANDING–100.00%	$288,622,057

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	215,000	USD	(145,250)	10/15/24	$3,429	$—
BCLY	AUD	(185,000)	USD	127,243	10/15/24	—	(690)
BCLY	EUR	(296,000)	USD	330,394	10/15/24	686	—
BCLY	GBP	16,000	USD	(21,257)	10/15/24	134	—
BCLY	HKD	562,000	USD	(72,167)	10/15/24	140	—
BCLY	JPY	33,582,000	USD	(233,152)	10/15/24	1,025	—
BCLY	SEK	4,270,000	USD	(408,383)	10/15/24	12,386	—
BOA	AUD	269,000	USD	(184,036)	10/15/24	1,985	—
BOA	CAD	16,000	USD	(11,787)	10/15/24	48	—
BOA	CHF	70,000	USD	(82,687)	10/15/24	173	—
BOA	GBP	36,000	USD	(47,256)	10/15/24	874	—
BOA	SGD	7,624,000	USD	(5,669,034)	10/15/24	267,575	—
CITI	CAD	3,744,000	USD	(2,751,049)	10/15/24	18,238	—
CITI	CAD	139,000	USD	(102,927)	10/15/24	—	(114)
CITI	SEK	612,000	USD	(56,887)	10/15/24	3,420	—
DB	AUD	(1,664,000)	USD	1,091,603	10/15/24	—	(59,097)
DB	AUD	2,878,000	USD	(1,972,198)	10/15/24	18,014	—
DB	EUR	(2,569,000)	USD	2,790,713	10/15/24	—	(70,843)
DB	EUR	(436,000)	USD	488,365	10/15/24	2,713	—
DB	GBP	(69,000)	USD	90,354	10/15/24	—	(1,895)
DB	JPY	(176,563,000)	USD	1,207,748	10/15/24	—	(23,476)
DB	SEK	1,678,000	USD	(158,239)	10/15/24	7,113	—
GSI	AUD	46,000	USD	(31,293)	10/15/24	517	—
GSI	JPY	(64,015,000)	USD	446,270	10/15/24	—	(124)
GSI	SEK	8,078,000	USD	(768,813)	10/15/24	27,201	—
GSI	SGD	211,000	USD	(164,361)	10/15/24	—	(61)
HSBC	AUD	587,000	USD	(396,844)	10/15/24	9,082	—
HSBC	AUD	(293,000)	USD	196,522	10/15/24	—	(6,095)
LVIP BlackRock Real Estate Fund–2

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	CAD	382,000	USD	(280,027)	10/15/24	$2,523	$—
HSBC	CAD	527,000	USD	(390,637)	10/15/24	—	(836)
HSBC	CHF	(227,000)	USD	268,364	10/15/24	—	(339)
HSBC	EUR	(1,095,000)	USD	1,191,381	10/15/24	—	(28,316)
HSBC	EUR	371,000	USD	(410,715)	10/15/24	2,534	—
HSBC	GBP	(887,000)	USD	1,148,105	10/15/24	—	(37,761)
HSBC	HKD	(98,005,000)	USD	12,579,303	10/15/24	—	(29,934)
HSBC	HKD	13,151,000	USD	(1,689,659)	10/15/24	2,336	—
HSBC	ILS	3,293,000	USD	(901,302)	10/15/24	—	(17,683)
HSBC	JPY	108,920,743	USD	(726,684)	10/15/24	32,851	—
HSBC	JPY	(97,407,000)	USD	618,995	10/15/24	—	(60,252)
HSBC	KRW	346,424,000	USD	(251,798)	10/15/24	11,049	—
HSBC	NOK	1,729,000	USD	(163,288)	10/15/24	580	—
HSBC	NZD	1,309,000	USD	(801,432)	10/15/24	30,202	—
JPMC	AUD	728,000	USD	(477,966)	10/15/24	25,464	—
JPMC	CHF	442,000	USD	(497,900)	10/15/24	25,302	—
JPMC	EUR	576,000	USD	(628,214)	10/15/24	13,380	—
JPMC	EUR	(768,000)	USD	832,571	10/15/24	—	(22,888)
JPMC	EUR	41,000	USD	(45,690)	10/15/24	—	(21)
JPMC	GBP	1,081,000	USD	(1,384,973)	10/15/24	60,262	—
JPMC	HKD	2,959,000	USD	(380,426)	10/15/24	277	—
JPMC	HKD	(3,400,000)	USD	437,754	10/15/24	314	—
JPMC	JPY	89,627,000	USD	(569,287)	10/15/24	55,708	—
JPMC	JPY	(85,230,000)	USD	596,093	10/15/24	1,760	—
JPMC	SEK	2,251,000	USD	(209,017)	10/15/24	12,799	—
JPMC	SEK	(2,251,000)	USD	216,324	10/15/24	—	(5,492)
JPMC	SGD	(316,000)	USD	245,082	10/15/24	—	(979)
SCB	AUD	(1,943,000)	USD	1,315,248	10/15/24	—	(28,388)
SCB	CAD	(320,000)	USD	233,945	10/15/24	—	(2,746)
SCB	CHF	(125,000)	USD	140,758	10/15/24	—	(7,206)
SCB	EUR	(578,000)	USD	631,720	10/15/24	—	(12,102)
SCB	GBP	(503,000)	USD	652,144	10/15/24	—	(20,337)
SCB	JPY	154,820,000	USD	(1,051,534)	10/15/24	28,070	—
SCB	JPY	(36,855,000)	USD	253,379	10/15/24	—	(3,622)
SCB	SGD	430,000	USD	(330,985)	10/15/24	3,845	—
SSB	AUD	6,871,000	USD	(4,630,390)	10/15/24	121,086	—
SSB	CHF	123,000	USD	(138,360)	10/15/24	7,237	—
SSB	EUR	733,000	USD	(803,071)	10/15/24	13,402	—
SSB	EUR	(266,000)	USD	290,230	10/15/24	—	(6,062)
SSB	GBP	(341,000)	USD	439,207	10/15/24	—	(16,690)
SSB	HKD	4,629,000	USD	(594,232)	10/15/24	1,331	—
SSB	HKD	(9,400,000)	USD	1,209,089	10/15/24	—	(307)
SSB	HKD	2,759,000	USD	(355,225)	10/15/24	—	(255)
SSB	JPY	(173,797,000)	USD	1,149,687	10/15/24	—	(62,249)
SSB	JPY	(70,697,000)	USD	494,965	10/15/24	1,974	—
SSB	SEK	(1,809,000)	USD	168,859	10/15/24	—	(9,402)
SSB	SGD	(289,000)	USD	215,810	10/15/24	—	(9,226)
SSB	SGD	146,000	USD	(108,817)	10/15/24	4,869	—
UBS	AUD	234,000	USD	(156,543)	10/15/24	5,274	—
UBS	AUD	(748,000)	USD	518,106	10/15/24	844	—
UBS	CHF	105,000	USD	(122,226)	10/15/24	2,064	—
UBS	EUR	1,187,000	USD	(1,311,769)	10/15/24	10,407	—
UBS	EUR	277,000	USD	(309,452)	10/15/24	—	(907)
UBS	GBP	383,000	USD	(496,539)	10/15/24	15,508	—
UBS	GBP	(139,000)	USD	182,170	10/15/24	—	(3,665)
UBS	HKD	10,354,000	USD	(1,329,860)	10/15/24	2,277	—
Total Foreign Currency Exchange Contracts						$870,282	$(550,060)
LVIP BlackRock Real Estate Fund–3

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
LVIP BlackRock Real Estate Fund–4